Financial instruments - Additional Information (Details) - USD ($)			12 Months Ended
	Jul. 31, 2023	Apr. 26, 2023	Sep. 30, 2023	Apr. 28, 2023
Disclosure of financial assets [line items]
Shares Issued Under F P A Agreement, Shares	2,432,186		2,432,186
Total number of shares issued		6,567,814	3,741,424
Gain on revaluation of warrants			$ 2,039,723
CIIG II Class A common stock
Disclosure of financial assets [line items]
Par value per share				$ 0.0001
Par value per share				$ 0.0001
Forward Purchase Agreement
Disclosure of financial assets [line items]
Shares Issued Under F P A Agreement, Shares	2,432,186
Share price settlement adjustment amount			2,660,568
Additional number of shares issued	1,943,046
Sales, fair value measurement, assets		$ 6,567,814
Purchase of available-for-sale financial assets		$ 49,270,000
Cumulative fair value loss			$ 48,552,478
Forward Purchase Agreement | CIIG II Class A common stock
Disclosure of financial assets [line items]
Par value per share		$ 0.0001
Par value per share		0.0001
Top of Range | Forward Purchase Agreement
Disclosure of financial assets [line items]
Dividends paid, ordinary shares per share		$ 5,000,000
Top of Range | Forward Purchase Agreement | CIIG II Class A common stock
Disclosure of financial assets [line items]
Purchases, fair value measurement, assets		$ 10,000,000